Business Segment Information (Details 5) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Long-lived assets: [Line Items]
Long-lived assets, Domestic	¥ 1,260,682	¥ 1,254,663
Long-lived assets, Total	2,321,250	2,371,721
U.S.A. [Member]
Long-lived assets: [Line Items]
Long-lived assets, Foreign	729,647	750,436
Europe [Member]
Long-lived assets: [Line Items]
Long-lived assets, Foreign	156,201	194,717
Asia-Pacific [Member]
Long-lived assets: [Line Items]
Long-lived assets, Foreign	124,383	113,360
Other areas [Member]
Long-lived assets: [Line Items]
Long-lived assets, Foreign	¥ 50,337	¥ 58,545